UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey            August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       6

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $2,020,718
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number       Name

1.                028-10536                  Pennant Offshore Partners, Ltd.

2.                028-10768                  Pennant Onshore Qualified, LP

3.                028-10746                  Pennant General Partner, LLC

4.                028-11666                  Pennant Windward Fund, L.P.

5.                028-11665                  Pennant Windward Fund, Ltd.

6.                028-13339                  Pennant Spinnaker Fund, L.P.


                                                   FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7           COLUMN 8

                               TITLE                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER           VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP      (X$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS       SOLE    SHARED NONE
--------------                 --------       -----      --------  -------   --- ---- ----------  --------       ----    ------ ----
ABERCROMBIE & FITCH CO         CL A           002896207   76,099   2,997,197 SH       Defined     1,2,3,4,5,6    2,997,197
ADOBE SYS INC                  COM            00724F101   76,368   2,698,514 SH       Defined     1,2,3,4,5,6    2,698,514
ALLEGHENY ENERGY INC           COM            017361106    7,597     296,169 SH       Defined     1,2,3,4,5        296,169
ALLIANCE HOLDINGS GP LP        COM UNITS LP   01861G100    9,513     495,726 SH       Defined     1,2,3,6          495,726
ALLIANCE RES PARTNER L P       UT LTD PART    01877R108    8,936     274,962 SH       Defined     2,3,6            274,962
AMERICAN EXPRESS CO            COM            025816109   39,799   1,712,504 SH       Defined     1,2,3,4,5,6    1,712,504
AMGEN INC                      COM            031162100   11,117     210,000 SH       Defined     1,2,3,4,5        210,000
APPLIED MATLS INC              COM            038222105   33,372   3,031,070 SH       Defined     1,2,3,4,5,6    3,031,070
ATLAS AMER INC                 COM            049167109   21,339   1,194,100 SH       Defined     1,2,3,6        1,194,100
ATLAS ENERGY RESOURCES LLC     COM            049303100   15,602     763,674 SH       Defined     2,3,6            763,674
BANK OF AMERICA CORPORATION    COM            060505104   14,520   1,100,000 SH       Defined     1,2,3,4,5,6    1,100,000
BRINKS HOME SEC HLDGS INC      COM            109699108   28,420   1,003,883 SH       Defined     1,2,3,4,5,6    1,003,883
BROADCOM CORP                  CL A           111320107    3,842     155,000 SH       Defined     1,2,3,4,5        155,000
CELGENE CORP                   COM            151020104   14,352     300,000 SH       Defined     1,2,3,4,5        300,000
CF INDS HLDGS INC              COM            125269100   40,837     550,809 SH       Defined     1,2,3,4,5,6      550,809
CISCO SYS INC                  COM            17275R102   49,184   2,637,199 SH       Defined     1,2,3,4,5      2,637,199
COMCAST CORP NEW               CL A           20030N101   70,249   4,858,126 SH       Defined     1,2,3,4,5,6    4,858,126
CONSOL ENERGY INC              COM            20854P109   33,056     973,376 SH       Defined     1,2,3,4,5,6      973,376
COVIDIEN LTD                   COM            G2554F105   58,919   1,573,700 SH       Defined     1,2,3,4,5,6    1,573,700
DANA HOLDING CORP              COM            235825205    3,470   2,710,759 SH       Defined     1,2,3,6        2,710,759
DAVITA INC                     COM            23918K108   78,308   1,583,258 SH       Defined     1,2,3,4,5,6    1,583,258
DELTA AIR LINES INC DEL        COM NEW        247361702   23,869   4,122,536 SH       Defined     1,2,3,4,5,6    4,122,536
DYAX CORP                      COM            26746E103    4,147   1,937,863 SH       Defined     1,2,3,6        1,937,863
EXELON CORP                    COM            30161N101   70,605   1,378,733 SH       Defined     1,2,3,4,5,6    1,378,733
FIDELITY NATIONAL FINANCIAL    CL A           31620R105   52,665   3,892,491 SH       Defined     1,2,3,4,5,6    3,892,491
FIDELITY NATL INFORMATION SV   COM            31620M106   50,613   2,535,711 SH       Defined     1,2,3,4,5,6    2,535,711
FOSTER WHEELER AG              COM            H27178104    3,800     160,000 SH       Defined     1,2,3,4,5        160,000
FOUNDATION COAL HLDGS INC      COM            35039W100   56,276   2,001,983 SH       Defined     1,2,3,4,5,6    2,001,983
FREIGHTCAR AMER INC            COM            357023100    9,713     577,839 SH       Defined     1,2,3,6          577,839
GRIFFON CORP                   COM            398433102    7,648     919,199 SH       Defined     1,2,3,6          919,199
HARMAN INTL INDS INC           COM            413086109   27,949   1,486,657 SH       Defined     1,2,3,4,5,6    1,486,657
HARRIS STRATEX NTWRKS INC      CL A           41457P106    2,074     320,000 SH       Defined     6                320,000
HELIX ENERGY SOLUTIONS GRP I   COM            42330P107   32,089   2,952,042 SH       Defined     1,2,3,4,5,6    2,952,042
INTEL CORP                     COM            458140100    3,310     200,000 SH       Defined     1,2,3,4,5        200,000
JETBLUE AIRWAYS CORP           COM            477143101   29,802   6,979,433 SH       Defined     1,2,3,4,5,6    6,979,433
JPMORGAN CHASE & CO            COM            46625H100   13,644     400,000 SH       Defined     1,2,3,4,5,6      400,000
KBR INC                        COM            48242W106    5,255     285,000 SH       Defined     1,2,3,4,5        285,000
LAM RESEARCH CORP              COM            512807108   36,818   1,416,060 SH       Defined     1,2,3,4,5,6    1,416,060
LIGAND PHARMACEUTICALS INC     COM            53220K207   10,774   3,767,303 SH       Defined     1,2,3,4,5      3,767,303
METAVANTE TECHNOLOGIES INC     COM            591407101   47,314   1,829,617 SH       Defined     1,2,3,4,5      1,829,617
MICROSOFT CORP                 COM            594918104   67,724   2,849,136 SH       Defined     1,2,3,4,5      2,849,136
MIDDLEBROOK PHARMACEUTICAL I   COM            596087106    2,079   1,540,000 SH       Defined     6              1,540,000
MONSTER WORLDWIDE INC          COM            611742107   24,443   2,069,675 SH       Defined     1,2,3,4,5,6    2,069,675
NOKIA CORP                     SPONSORED ADR  654902204    3,528     242,000 SH       Defined     1,2,3,4,5        242,000
NRG ENERGY INC                 COM NEW        629377508   92,866   3,577,257 SH       Defined     1,2,3,4,5,6    3,577,257
PFIZER INC                     COM            717081103    4,977     331,778 SH       Defined     1,2,3,4,5,6      331,778
PHH CORP                       COM NEW        693320202   98,302   5,407,141 SH       Defined     1,2,3,4,5,6    5,407,141
QUALCOMM INC                   COM            747525103   11,074     245,000 SH       Defined     1,2,3,4,5        245,000
QUEST DIAGNOSTICS INC          COM            74834L100   10,440     185,000 SH       Defined     1,2,3,4,5        185,000
ROBERT HALF INTL INC           COM            770323103      255      10,781 SH       Defined     1,2,3,4,5         10,781
SANFILIPPO JOHN B & SON INC    COM            800422107      439      61,352 SH       Defined     1,2,3             61,352
SAVIENT PHARMACEUTICALS INC    COM            80517Q100   13,830   1,000,000 SH       Defined     1,2,3,4,5,6    1,000,000
TAKE-TWO INTERACTIVE SOFTWAR   COM            874054109    7,926     836,969 SH       Defined     1,2,3,4,5        836,969
TENET HEALTHCARE CORP          COM            88033G100      825     292,729 SH       Defined     1,2,3,4,5,6      292,729
TERRA INDS INC                 COM            880915103    2,413      99,613 SH       Defined     1,2,3,4,5         99,613
TEXAS INSTRS INC               COM            882508104    1,747      82,000 SH       Defined     1,2,3,4,5          82000
TRANSDIGM GROUP INC            COM            893641100  116,872   3,228,516 SH       Defined     1,2,3,4,5,6      3228516
UNION PAC CORP                 COM            907818108   59,862   1,149,857 SH       Defined     1,2,3,4,5,6      1149857
VALERO ENERGY CORP NEW         COM            91913Y100    3,077     182,200 SH       Defined     1,2,3,4,5         182200
WALTER ENERGY INC              COM            93317Q105   67,782   1,870,353 SH       Defined     1,2,3,4,5,6      1870353
WALTER INVT MGMT CORP          COM            93317W102   12,467     938,780 SH       Defined     1,2,3,4,5,6       938780
WELLPOINT INC                  COM            94973V107  142,449   2,799,151 SH       Defined     1,2,3,4,5,6      2799151
WESTERN UN CO                  COM            959802109   34,441   2,100,061 SH       Defined     1,2,3,4,5,6      2100061
WYETH                          COM            983024100   29,656     653,353 SH       Defined     1,2,3,4,5,6       653353
XTO ENERGY INC                 COM            98385X106   27,983     733,697 SH       Defined     1,2,3,4,5         733697

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